Condensed Consolidated Interim Statements of Changes in Equity (Unaudited) (Parenthetical) - $ / shares	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of Stockholders' Equity [Abstract]
Dividends declared on common shares (CAD per share)	$ 0.59	$ 0.565